MERRILL LYNCH
DEVELOPING
CAPITAL MARKETS
FUND, INC.



FUND LOGO



Semi-Annual Report

December 31, 2000


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information hereinare as dated and are subject to change.


Merrill Lynch
Developing
Capital Markets
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper



MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.


Asset Allocation As a Percentage* of
Net Assets as of December 31, 2000

A World Map Illustrating the following percentages:

Mexico                13.1%
Venezuela              0.3%
Brazil                11.3%
Ghana                  0.0%
Egypt                  0.4%
South Africa          10.9%
Israel                 5.7%
Malaysia               4.0%
Indonesia              0.8%
Taiwan                 8.3%
Philippines            0.9%
Hungary                1.8%
Czech Republic         1.3%
Poland                 1.8%
Russia                 3.9%
Greece                 5.2%
Turkey                 2.8%
India                  5.7%
Thailand               1.8%
China                  8.0%
Hong Kong              0.4%
South Korea            9.2%

*Total may not equal 100%.


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


DEAR SHAREHOLDER


For the six-month period ended December 31, 2000, Merrill Lynch Developing Capital Markets Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -26.27%, -26.64%, -26.66% and -26.39%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 6 of this report to shareholders.) During the same period, the unmanaged Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index declined 24.59%. The Fund's underperformance relative to the benchmark Index stemmed largely from our underweighted position in Chile, which exhibited the smallest decline in the Index, and our stock holdings in Greece, which underperformed the local index. Offsetting these losses somewhat were positive contributions from our equity holdings in Malaysia and Brazil.

Investment Overview
For most of the past two years, emerging markets have taken their cue from the NASDAQ Composite Index. Last year, telecommunications and media stocks rallied as "Internet plays." However, during the past six months, a broader spectrum of stocks declined with the NASDAQ. The common driver of these movements since spring has been investors' growing reluctance toward risk. This sentiment was fueled by a myriad of fears, including those of a hard landing of the US economy, the continuation of high interest rates and a drop-off in information technology investments.

Asian markets, particularly South Korea and Taiwan, suffered most from these concerns. Their trade balance and numerous companies that dominate their stock markets rely heavily on US demand for semiconductor products; and this demand has failed to recover. Adding to these concerns was the absence of a positive domestic impetus in both countries. In South Korea, the restructuring of the chaebols showed no visible progress, and the country's debt levels continued to grow. Taiwan was enduring a difficult presidential transition and deteriorating trade performance. As investors reacted to these developments, the stock prices of companies such as Samsung Electronics and Taiwan Semiconductor Manufacturing Company suffered sharp declines. By the end of the year, the stocks of these companies, which are large holdings in the Fund, had discounted based on a semiconductor demand outlook that is likely worse than what may transpire in 2001. While we reduced our holdings in these and other companies in the semiconductor area, we continue to hold positions in these two stocks.

In Latin America, concerns regarding Argentina continued to escalate. The issues focus specifically on the country's fiscal deficit, the sustainability of its currency regime and its ability to meet debt payments in the context of weak domestic growth and rising interest rates. The Argentinean market declined 22.42%. (References to securities markets in this letter to shareholders correspond to those countries' market weightings in the MSCI EMF Index, unless otherwise noted, and are for the six-month period ended December 31, 2000.) Because we held only a very small portion of the Fund's assets (less than one-tenth of 1%, on average) in Argentina, we were able to avoid any direct repercussions. Argentina's neighbor and dominant trading partner, Brazil, was indirectly affected by troubled Argentina, causing that country's stock market to decline 11.23%. The impact on the Fund was muted by the outperformance of our stock holdings in Brazil.

During market corrections, we take the opportunity to accumulate stocks whose prices appear unjustifiably punished. During this period, we identified and invested in a number of such bargains. One example is Pepsi-Gemex SA, a Pepsi bottler in Mexico and Pepsi's largest bottler outside the United States. Gemex has acquired several Pepsi franchises, which, in our view, enables it to benefit from a national beverage platform. We also bought shares of Mobile Telesystems (ADR), the dominant mobile phone operator in Moscow whose number of subscribers has more than doubled over the past year. We believe the stock's valuation recognizes the risks of regulation and competition in its market without discounting the stock's ability to grow as it enters new markets, increases penetration within its established markets and as the Russian economy continues its recovery.


In Conclusion
Although we anticipate continued volatility in developing markets, we will seek to improve the Fund's performance through a strict adherence to our disciplined, value-oriented approach to stock selection. We thank you for your interest in Merrill Lynch Developing Capital Markets Fund, Inc., and we look forward to reviewing our investment outlook and strategies with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Grace Pineda)
Grace Pineda
Senior Vice President and
Portfolio Manager


January 31, 2001



Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch Developing Capital Markets Fund, Inc.'s shareholders voted on the following proposals. Proposals 1, 2 and 3 were approved at a shareholders' meeting on July 25, 2000. Proposal 4 was not approved at the final shareholders' meeting on September 8, 2000. The description of each proposal and number of shares voted are as follows:

                                                                                      Shares Voted
                                                                                          For
1.To elect the Fund's Board of Directors:    Terry K. Glenn                           13,354,178
                                             Ronald W. Forbes                         13,351,371
                                             Cynthia A. Montgomery                    13,350,007
                                             Charles C. Reilly                        13,347,665
                                             Kevin A. Ryan                            13,350,042
                                             Roscoe S. Suddarth                       13,351,260
                                             Richard R. West                          13,349,472
                                             Arthur Zeikel                            13,343,760
                                             Edward D. Zinbarg                        13,351,018
                                                                     Shares Voted       Shares Voted      Shares Voted
                                                                         For              Against           Abstain
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                   13,138,037           169,424           527,616

3. To approve to convert the Fund to "master/feeder" structure.        12,342,901           619,019           873,157

4. To amend the Fund's investment objective and policies.               5,724,038           173,846         5,583,123


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

One Year Ended 12/31/00                   -29.83%        -33.52%
Five Years Ended 12/31/00                 - 3.37         - 4.40
Ten Years Ended 12/31/00                  + 4.30         + 3.74

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.

                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/00                   -30.56%        -33.33%
Five Years Ended 12/31/00                 - 4.36         - 4.36
Inception (7/01/94) to 12/31/00           - 3.71         - 3.71

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/00                   -30.59%        -31.29%
Five Years Ended 12/31/00                 - 4.36         - 4.36
Inception (10/21/94) to 12/31/00          - 6.03         - 6.03

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

One Year Ended 12/31/00                   -30.02%        -33.69%
Five Years Ended 12/31/00                 - 3.60         - 4.64
Inception (10/21/94) to 12/31/00          - 5.27         - 6.09

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                             Ten-Year/
                                                                6-Month        12-Month   Since Inception
As of December 31, 2000                                       Total Return   Total Return   Total Return
ML Developing Capital Markets Fund Class A Shares               -26.27%        -29.83%        +52.30%
ML Developing Capital Markets Fund Class B Shares               -26.64         -30.56         -21.77
ML Developing Capital Markets Fund Class C Shares               -26.66         -30.59         -31.97
ML Developing Capital Markets Fund Class D Shares               -26.39         -30.02         -28.51

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's ten-year/since inception periods are ten years for Class A
Shares, from 7/01/94 for Class B Shares and from 10/21/94 for Class
C & Class D Shares.


CONSOLIDATED SCHEDULE OF INVESTMENTS                                                            (in US dollars)
                                          Shares                                                         Percent of
AFRICA       Industries                    Held              Investments                       Value     Net Assets
Ghana        Beverages                  432,827   Guinness Ghana Limited                    $      53,546      0.0%

                                                  Total Investments in Ghana                       53,546      0.0

South        Banking                    796,557   FirstRand Limited                               883,894      0.8
Africa                                   36,668   Nedcor Limited                                  828,300      0.7
                                            250   Nedcor Limited (GDR)(b)(c)                        5,647      0.0
                                                                                            -------------    ------
                                                                                                1,717,841      1.5

             Beverages                   95,260   South African Breweries PLC                     669,463      0.6
                                             35   ++South African Breweries PLC (c)                   246      0.0
                                                                                            -------------    ------
                                                                                                  669,709      0.6

             Beverages & Tobacco         76,230   Remgro Limited                                  518,606      0.5

             Computers                  119,655   ++Dimension Data Holdings PLC                   812,453      0.7

             Containers & Packaging     233,892   Nampak Limited                                  342,959      0.3

             Diversified Financials      76,230   Venfin Limited                                  202,911      0.2

             Food & Drug Retailing    1,171,893   Metro Cash and Carry Limited                    159,452      0.1
                                        140,363   Pepkor Limited                                   55,626      0.1
                                                                                            -------------    ------
                                                                                                  215,078      0.2

             Insurance                   55,689   Liberty Life Association of
                                                  Africa Limited                                  496,566      0.4

             Metals & Mining             20,800   Anglo American Platinum Corporation
                                                  Limited                                         970,483      0.9
                                         27,869   AngloGold Limited (ADR)(a)                      416,293      0.4
                                         49,451   De Beers (ADR)(a)                             1,322,814      1.2
                                        310,147   Gencor Limited                                1,270,087      1.1
                                            108   Gold Fields Limited                                 365      0.0
                                         37,081   Impala Platinum Holdings Limited              1,888,829      1.7
                                            379   ++Iscor Limited                                     616      0.0
                                          2,399   Northam Platinum Limited                          4,975      0.0
                                                                                            -------------    ------
                                                                                                5,874,462      5.3

             Oil & Gas                   75,600   Sasol Limited                                   488,853      0.4

             Retail                     211,352   Shoprite Holdings Limited                       223,357      0.2
                                         70,181   ++Tradehold Limited                              50,527      0.0
                                                                                            -------------    ------
                                                                                                  273,884      0.2

             Wireless                   187,700   M-Cell Limited                                  627,320      0.6
             Telecommunications
             Services
                                                  Total Investments in South Africa            12,240,642     10.9

                                                  Total Investments in Africa
                                                  (Cost--$12,431,507)                          12,294,188     10.9
EUROPE

Czech        Banking                     41,778   ++Komercni Banka AS                           1,004,853      0.9
Republic
             Diversified                 38,387   SPT Telecom AS                                  521,328      0.4
             Telecommunication
             Services
                                                  Total Investments in the Czech Republic       1,526,181      1.3

Greece       Banking                     13,380   Alpha Credit Bank                               462,658      0.4
                                         30,880   National Bank of Greece SA                    1,181,789      1.1
                                                                                            -------------    ------
                                                                                                1,644,447      1.5

             Diversified                 68,800   Hellenic Telecommunications
             Telecommunication                    Organization SA (OTE)                         1,026,472      0.9
             Services                   407,483   Hellenic Telecommunications
                                                  Organization SA (OTE) (ADR)(a)                2,954,252      2.6
                                                                                            -------------    ------
                                                                                                3,980,724      3.5

             Wireless                    25,624   ++STET Hellas Telecommunications
             Telecommunications                   SA (ADR)(a)                                     265,849      0.2
             Services

                                                  Total Investments in Greece                   5,891,020      5.2

Hungary      Banking                     19,833   OTP Bank Rt. (GDR)(b)                         1,095,773      1.0

             Oil & Gas                   53,042   MOL Magyar Olaj-es Gazipari Rt. (GDR)(b)        869,889      0.8

                                                  Total Investments in Hungary                  1,965,662      1.8

Poland       Banking                     16,808   ++Bank Polska Kasa Opieki Grupa Pekao SA        254,204      0.2
                                         17,000   Bank Rozwoju Eksportu SA (BRE)                  538,899      0.5
                                         49,582   Wielkopolski Bank Kredytowy SA                  328,747      0.3
                                                                                            -------------    ------
                                                                                                1,121,850      1.0



Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                (in US dollars)

EUROPE                                    Shares                                                         Percent of
(concluded)  Industries                    Held              Investments                       Value     Net Assets
Poland       Diversified                 57,361   Telekomunikacja Polska SA                 $     383,101      0.3%
(concluded)  Telecommunication           53,800   Telekomunikacja Polska SA (GDR)(b)              360,460      0.3
             Services                                                                       -------------    ------
                                                                                                  743,561      0.6

             Trading Companies &         15,778   ++Elektrim Spolka Akcyjna SA                    193,192      0.2
             Distributors
                                                  Total Investments in Poland                   2,058,603      1.8

Russia       Diversified              2,437,800   Bashinformsvyaz                                  85,323      0.1
             Telecommunication          129,704   Nizhegorodsvyazinform                            90,793      0.1
             Services                                                                       -------------    ------
                                                                                                  176,116      0.2

             Electric Utilities       1,396,208   Bashkirenergo                                    55,848      0.1
                                      1,459,000   Irkutskenergo                                   109,425      0.1
                                                                                            -------------    ------
                                                                                                  165,273      0.2

             Electrical Components   12,113,000   RAO Unified Energy Systems                      981,153      0.9

             Natural Gas Distribution    73,861   OAO Gazprom (ADR)(a)                            461,631      0.4

             Oil & Gas                   27,849   LUKoil Holding (ADR)(a)                       1,030,413      0.9
                                        113,242   Surgutneftegaz (ADR)(a)                       1,177,717      1.0
                                                                                            -------------    ------
                                                                                                2,208,130      1.9

             Wireless                    14,800   ++Mobile Telesystems (ADR)(a)                   355,200      0.3
             Telecommunications
             Services
                                                  Total Investments in Russia                   4,347,503      3.9

                                                  Total Investments in Europe
                                                  (Cost--$21,410,909)                          15,788,969     14.0

LATIN AMERICA

Brazil       Aerospace & Defense          9,650   Embraer-Empresa Brasileira de
                                                  Aeronautica SA (ADR)(a)                         383,588      0.3

             Banking                     18,252   Uniao de Bancos Brasileiros
                                                  SA (Unibanco) (GDR)(b)                          537,293      0.5

             Beverages               10,786,130   Companhia de Bebidas das Americas
                                                  (Preferred)                                   2,599,734      2.3

             Diversified Financials     737,875   Itausa-Investimentos Itau SA (Preferred)        730,307      0.7

             Diversified                  2,743   Brasil Telecom Participacoes SA (ADR)(a)        161,837      0.1
             Telecommunication
             Services

             Electric Utilities      92,772,270   Companhia Energetica de Minas Gerais
                                                  SA--CEMIG (Preferred)                         1,341,630      1.2
                                         40,400   ++Companhia Paranaense de Energia-Copel
                                                  (ADR)(a)                                        340,875      0.3
                                                                                            -------------    ------
                                                                                                1,682,505      1.5

             Food & Drug Retailing       16,443   Companhia Brasileira de Distribuicao
                                                  Grupo Pao de Acucar (ADR)(a)                    600,170      0.5

             Oil & Gas                   68,150   ++Petroleo Brasileiro SA (ADR)(a)             1,720,788      1.5
                                         45,957   Petroleo Brasileiro SA--Petrobras
                                                  (Preferred)                                   1,078,929      1.0
                                                                                            -------------    ------
                                                                                                2,799,717      2.5

             Paper & Forest Products     26,173   Aracruz Celulose SA (ADR)(a)                    390,959      0.4

             Wireless                 1,540,975   ++Celular CRT Participacoes SA (Preferred)      497,853      0.4

             Telecommunications      57,519,876   ++Tele Celular Sul Participacoes SA             117,695      0.1
             Services                    89,311   Tele Centro Oeste Celular Participacoes
                                                  SA (ADR)(a)                                     865,200      0.8
                                          3,700   ++Tele Leste Celular Participacoes
                                                  SA (ADR)(a)                                     127,650      0.1
                                         35,875   Tele Norte Leste Participacoes
                                                  SA (ADR)(a)                                     818,398      0.7
                                     68,078,471   ++Telemig Celular Participacoes SA              286,279      0.3
                                          5,180   Telesp Celular Participacoes SA
                                                  (ADR)(a)                                        139,860      0.1
                                                                                            -------------    ------
                                                                                                2,852,935      2.5

                                                  Total Investments in Brazil                  12,739,045     11.3

Mexico       Airlines                   471,000   ++Grupo Aeroportuario del Sureste,
                                                  SA de CV 'B'                                    759,796      0.7
                                         29,100   ++Grupo Aeroportuario del Sureste,
                                                  SA de CV (ADR)(a)                               483,787      0.4
                                                                                            -------------    ------
                                                                                                1,243,583      1.1

             Banking                  1,463,200   ++Grupo Financiero Bancomer, SA de CV 'O'       810,139      0.7

             Beverages                   11,550   Fomento Economico Mexicano, SA de
                                                  CV (ADR)(a)                                     345,056      0.3
                                         80,475   Panamerican Beverages, Inc. 'A'
                                                  (US Registered Shares)                        1,141,739      1.0
                                        187,800   ++Pepsi-Gemex SA (GDR)(b)                       821,625      0.8
                                                                                            -------------    ------
                                                                                                2,308,420      2.1

             Construction Material       34,991   Cemex, SA de CV (ADR)(a)                        632,025      0.6
                                          5,000   Cemex, SA de CV (Warrants)(d)                     1,041      0.0
                                                                                            -------------    ------
                                                                                                  633,066      0.6

             Diversified Financials      80,543   ++Grupo Carso, SA de CV 'A1'                    198,665      0.2

             Diversified                 73,576   Telefonos de Mexico SA (ADR)(a)               3,320,117      2.9
             Telecommunication
             Services

             Financial Services--       481,500   ++Grupo Financiero Banamex Accival,
             Commercial                           SA de CV (Ordinary)                             791,768      0.7

             Food Products              264,282   Grupo Industrial Bimbo, SA de CV 'A'            370,768      0.3
                                        857,207   Grupo Industrial Maseca, SA de CV 'B'           196,269      0.2
                                                                                            -------------    ------
                                                                                                  567,037      0.5

             Machinery                   44,344   Tubos de Acero de Mexico SA (ADR)(a)            634,119      0.6

             Media                       21,159   ++Grupo Televisa SA (GDR)(b)                    950,833      0.8
                                      3,580,336   TV Azteca, SA de CV                           2,191,016      1.9
                                          5,950   TV Azteca, SA de CV (ADR)(a)                     59,128      0.1
                                                                                            -------------    ------
                                                                                                3,200,977      2.8

             Non-Ferrous Metals         130,870   ++Nuevo Grupo Mexico SA 'B'                     384,091      0.3

             Paper & Forest Products    141,005   Kimberly-Clark de Mexico, SA de CV 'A'          390,356      0.3

             Specialty Retailing        370,700   Grupo Elektra, SA de CV                         302,471      0.3

                                                  Total Investments in Mexico                  14,784,809     13.1

Venezuela    Diversified                 15,076   Compania Anonima Nacional Telefonos
             Telecommunication                    de Venezuela (CANTV) (ADR)(a)                   285,502      0.3
             Services
                                                  Total Investments in Venezuela                  285,502      0.3

                                                  Total Investments in Latin America
                                                  (Cost--$26,100,179)                          27,809,356     24.7


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                (in US dollars)
MIDDLE                                    Shares                                                         Percent of
EAST         Industries                    Held              Investments                       Value     Net Assets
Egypt        Banking                     23,977   ++Commercial International Bank
                                                  (GDR)(b)(c)                               $     212,196      0.2%
                                         14,262   Commercial International Bank (GDR)(b)          126,219      0.1
                                                                                            -------------    ------
                                                                                                  338,415      0.3

             Beverages                    4,522   ++Al-Ahram Beverages Company
                                                  S.A.E. (GDR)(b)(c)                               56,977      0.1

             Diversified Financials      23,309   EFG-Hermes Holding, S.A.E. (GDR)(b)(c)           40,791      0.0

             Pharmaceuticals              1,576   Egyptian International Pharmaceutical
                                                  Industries Company                               55,099      0.0

                                                  Total Investments in Egypt                      491,282      0.4

Israel       Banking                    346,088   Bank Hapoalim                                 1,003,985      0.9
                                        501,789   Bank Leumi Le-Israel                          1,162,795      1.0
                                                                                            -------------    ------
                                                                                                2,166,780      1.9

             Communications Equipment    16,208   ECI Telecom Limited
                                                  (US Registered Shares)                          225,899      0.2

             Diversified                 94,309   Bezeq Israeli Telecommunication
             Telecommunication                    Corporation Ltd.                                506,122      0.5
             Services

             Food & Drug Retailing        3,691   ++Blue Square Chain Investments and
                                                  Properties Ltd.                                  47,923      0.0
                                         19,454   Supersol Ltd.                                    68,800      0.1
                                                                                            -------------    ------
                                                                                                  116,723      0.1

             IT Consulting & Services    15,610   ++Check Point Software
                                                  Technologies Ltd.                             2,084,911      1.8

             Pharmaceuticals             18,202   Teva Pharmaceutical Industries
                                                  Ltd. (ADR)(a)                                 1,332,159      1.2

                                                  Total Investments in Israel                   6,432,594      5.7

Turkey       Banking                110,589,549   ++Turkiye Garanti Bankasi AS                    618,694      0.6
                                    265,596,935   ++Yapi ve Kredi Bankasi AS                    1,367,014      1.2
                                                                                            -------------    ------
                                                                                                1,985,708      1.8

             Beverages                4,206,579   ++Anadolu Efes Biracilik ve
                                                  Malt Sanayii A.S.                               203,959      0.2

             Food & Drug Retailing    3,499,888   Migros Turk T.A.S.                              449,038      0.4

             Household Durables      74,552,100   ++Vestel Elektronik Sanayi
                                                  ve Ticaret AS                                   275,274      0.2

             Industrial              26,356,870   ++Dogan Sirketler Grubu Holding AS              204,469      0.2
             Conglomerates

                                                  Total Investments in Turkey                   3,118,448      2.8

                                                  Total Investments in the Middle East
                                                  (Cost--$9,218,925)                           10,042,324      8.9

PACIFIC
BASIN/ASIA

China        Airlines                   992,000   ++China Eastern Airlines Corporation
                                                  Limited 'H'                                     156,433      0.1
                                        557,000   ++China Southern Airlines Company
                                                  Limited 'H' (c)                                 169,602      0.2
                                                                                            -------------    ------
                                                                                                  326,035      0.3

             Chemicals                   32,282   Beijing Yanhua Petrochemical
                                                  Company Ltd. (ADR)(a)                           157,859      0.2
                                      5,029,700   Jilin Chemical Industrial Company
                                                  Limited 'H'                                     264,385      0.2
                                                                                            -------------    ------
                                                                                                  422,244      0.4

             Construction Material    8,828,119   ++Anhui Conch Cement Co. Ltd. 'H'               622,504      0.6

             Diversified                 54,525   ++China Unicom Limited (ADR)(a)                 804,244      0.7
             Telecommunication
             Services

             Electric Utilities       1,727,000   Beijing Datang Power Generation
                                                  Company Limited 'H'                             448,362      0.4
                                         62,076   Huaneng Power International,
                                                  Inc.(ADR)(a)                                  1,171,684      1.0
                                                                                            -------------    ------
                                                                                                1,620,046      1.4

             Internet Software &            900   ++AsianInfo Holdings, Inc.                        8,381      0.0
             Services                    10,500   ++SINA.com                                       32,812      0.0
                                                                                            -------------    ------
                                                                                                   41,193      0.0

             Machinery                2,387,774   Qingling Motor Company 'H'                      303,067      0.3

             Oil & Gas                   41,090   PetroChina Company Limited (ADR)(a)             680,553      0.6

             Software                   334,000   ++Founder Holdings Limited                       93,136      0.1

             Wireline                   149,408   ++China Mobile (Hong Kong)
             Telecommunication                    Limited (ADR)(a)                              4,052,692      3.6
             Services

                                                  Total Investments in China                    8,965,714      8.0

Hong Kong    Media                       31,000   ++i-CABLE Communications Limited (ADR)(a)       248,000      0.2

             Real Estate                166,000   Hysan Development Company Limited               234,106      0.2

                                                  Total Investments in Hong Kong                  482,106      0.4

India        Banking                      7,654   Housing Development Finance Corporation Ltd.     88,846      0.1
                                         11,516   ++Housing Development Finance
                                                  Corporation Ltd. (HDFC)                         133,675      0.1
                                            650   State Bank of India                               2,679      0.0
                                         72,673   State Bank of India                             299,535      0.3
                                                                                            -------------    ------
                                                                                                  524,735      0.5

             Chemicals                  131,445   Reliance Industries Ltd.                        954,581      0.8
                                            160   Reliance Industries Ltd.
                                                  (Compulsory Demat Shares)                         1,162      0.0
                                                                                            -------------    ------
                                                                                                  955,743      0.8

             Computer Software           39,855   ++Satyam Computer Services Limited              275,988      0.2

             Construction & Engineering  26,367   Larsen & Toubro Ltd.                            110,512      0.1

             Construction Material           10   Associated Cement Companies Ltd.                     34      0.0

             Diversified                  6,400   ++Wipro Limited (ADR)(a)                        320,800      0.3

             Diversified Financials          50   ICICI Ltd.                                          101      0.0
                                        203,562   ++ICICI Ltd.                                    409,697      0.3
                                                                                            -------------    ------
                                                                                                  409,798      0.3

             Electric Utilities             432   Bombay Electrical Supply                          1,834      0.0

             Food & Household           179,160   ++Hindustan Lever Ltd.                          791,981      0.7
             Products

             IT Consulting & Services     7,844   ++Infosys Technologies Limited                  958,748      0.9

             Internet Software &         53,500   ++Pentamedia Graphics Ltd.                      337,928      0.3
             Services


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                (in US dollars)
PACIFIC BASIN/ASIA                        Shares                                                         Percent of
(continued)  Industries                    Held              Investments                       Value     Net Assets
India        Metals & Mining             53,314   Hindalco Industries Ltd.                  $     842,596      0.7%
(concluded)
             Oil Services                   200   ++Hindustan Petroleum Corporation Ltd.              603      0.0

             Telecommunications          23,055   Videsh Sanchar Nigam Ltd. (ADR)(a)              288,187      0.3

             Tobacco                     32,964   ITC Limited                                     633,152      0.6

                                                  Total Investments in India                    6,452,639      5.7

Indonesia    Banking                 38,642,000   ++PT Bank Internasional Indonesia               159,760      0.2

             Diversified                 24,826   PT Indosat (Persero) Tbk (ADR)(a)               228,089      0.2
             Telecommunication
             Services

             Telecommunications       2,189,000   PT Telekomunikasi Indonesia                     463,819      0.4

                                                  Total Investments in Indonesia                  851,668      0.8

Malaysia     Banking                    296,000   AMMB Holdings Berhad                            266,400      0.2
                                        301,400   Malayan Banking Berhad                        1,070,763      0.9
                                        233,000   Public Bank Berhad 'Foreign'                    181,495      0.2
                                                                                            -------------    ------
                                                                                                1,518,658      1.3

             Diversified                293,200   Telekom Malaysia Berhad                         871,884      0.8
             Telecommunication
             Services

             Electric Utilities         371,000   Tenaga Nasional Berhad                        1,132,526      1.0

             Tobacco                    105,100   British American Tobacco Berhad                 968,026      0.9

                                                  Total Investments in Malaysia                 4,491,094      4.0

Philippines  Diversified                 32,575   Philippine Long Distance
             Telecommunication                    Telephone Company (ADR)(a)                      580,242      0.5
             Services

             Electric Utilities         496,588   Manila Electric Company 'B'                     491,622      0.4

                                                  Total Investments in the Philippines          1,071,864      0.9

South Korea  Automobile                  34,093   Hyundai Motor Company Ltd.                      326,107      0.3

             Banking                     11,785   Housing & Commercial Bank, Korea                267,375      0.2
                                         65,688   Kookmin Bank                                    773,716      0.7
                                         10,320   Shinhan Bank                                     84,844      0.1
                                                                                            -------------    ------
                                                                                                1,125,935      1.0

             Chemicals                   15,530   Honam Petrochemical Corporation                  77,957      0.1
                                         13,820   L.G. Chemical Limited                           123,998      0.1
                                                                                            -------------    ------
                                                                                                  201,955      0.2

             Diversified Financials      19,060   ++Daewoo Securities                              76,843      0.1
                                         16,220   Dongwon Securities                               50,263      0.0
                                         11,645   Hyundai Securities                               42,530      0.0
                                         11,974   LG Investment & Securities Company Limited       55,942      0.1
                                         11,514   Samsung Securities Company Ltd.                 211,166      0.2
                                                                                            -------------    ------
                                                                                                  436,744      0.4

             Diversified                 12,786   Korea Telecom Corporation (ADR)(a)              396,366      0.4
             Telecommunication
             Services

             Electric Utilities          63,880   Korea Electric Power Corporation              1,191,753      1.1

             Electronic Equipment &       7,206   Samsung Display Devices Co., Ltd.               267,733      0.2
             Instruments

             Metals & Mining             29,771   Pohang Iron & Steel Company Ltd. (ADR)(a)       463,311      0.4

             Oil & Gas                   20,720   SK Corporation                                  227,674      0.2

             Semiconductor               21,001   Samsung Electronics                           2,623,050      2.3
             Equipment & Products

             Wireless                    35,930   ++Hansol M.com Co., Ltd.                        255,628      0.2
             Telecommunications          15,000   ++Korea Telecom Freetel                         389,526      0.4
             Services                   102,506   SK Telecom Co. Ltd. (ADR)(a)(c)               2,415,298      2.1
                                                                                            -------------    ------
                                                                                                3,060,452      2.7

                                                  Total Investments in South Korea             10,321,080      9.2

Taiwan       Banking                    424,523   ++Bank Sinopac                                  182,862      0.1
                                      3,279,047   ++E. Sun Commercial Bank                        996,144      0.9
                                         35,640   United World Chinese Commercial Bank             25,856      0.0
                                                                                            -------------    ------
                                                                                                1,204,862      1.0

             Chemicals                  835,416   Formosa Plastic Corporation                   1,141,430      1.0

             Computers &                127,880   Asustek Computer Inc.                           384,622      0.3

             Peripherals                137,995   Compal Electronics Inc.                         187,291      0.2
                                        136,400   Quanta Computer Inc.                            358,709      0.3
                                                                                            -------------    ------
                                                                                                  930,622      0.8

             Construction Material      155,374   Asia Cement Corporation                          85,479      0.1
                                        180,344   Taiwan Cement Corporation                        82,316      0.0
                                                                                            -------------    ------
                                                                                                  167,795      0.1

             Diversified Financials     243,720   ++China Development Industrial Bank Inc.        176,812      0.2

             Electrical Equipment       295,625   ++Pacific Electrical Wire & Cable Co. Ltd.       97,851      0.1

             Electronic Components      319,000   ++Winbond Electronics Corporation               305,674      0.3

             Insurance                  353,304   Cathay Life Insurance Co., Ltd.                 619,419      0.6

             Internet Software &          5,300   ++GigaMedia Ltd.                                 14,575      0.0
             Services

             Semiconductor              234,000   ++Advanced Semiconductor
                                                  Engineering Inc.                                159,857      0.2

             Equipment & Products        25,142   ++Advanced Semiconductor
                                                  Engineering Inc. (ADR)(a)                        80,140      0.1
                                        277,352   ++Mosel Vitelic, Inc.                           153,423      0.1
                                      1,086,339   ++Taiwan Semiconductor Manufacturing
                                                  Company                                       2,610,602      2.3
                                        944,200   ++United Microelectronics
                                                  Corporation, Ltd.                             1,372,832      1.2
                                                                                            -------------    ------
                                                                                                4,376,854      3.9

             Textiles                   466,560   Far Eastern Textile Ltd.                        330,013      0.3

                                                  Total Investments in Taiwan                   9,365,907      8.3



Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                (in US dollars)
PACIFIC BASIN/ASIA                        Shares                                                         Percent of
(concluded)  Industries                    Held              Investments                       Value     Net Assets
Thailand     Banking                    509,700   ++Bangkok Bank Public Company
                                                  Limited 'Foreign'                         $     405,363      0.4%
                                      1,297,000   Siam Commercial Bank Public
                                                  Company Limited (Warrants)(d)                    80,726      0.1
                                        786,000   ++Thai Farmers Bank Public Company
                                                  Limited 'Foreign'                               389,557      0.3
                                                                                            -------------    ------
                                                                                                  875,646      0.8
             Computers & Peripherals     92,300   ++Shin Corporations Public Company
                                                  Limited 'Foreign'                               340,433      0.3

             Construction Material       27,549   ++The Siam Cement Public Company Limited        260,376      0.2

             Media                      110,900   BEC World Public Company Limited 'Foreign'      552,199      0.5

                                                  Total Investments in Thailand                 2,028,654      1.8

                                                  Total Investments in the Pacific Basin/Asia
                                                  (Cost--$61,128,534)                          44,030,726     39.1

SHORT-TERM                              Face
SECURITIES                             Amount                     Issue

             Commercial Paper*       $1,792,000   General Motors Acceptance Corp.,
                                                  6.75% due 1/02/2001                           1,790,992      1.6

                                                  Total Investments in Short-Term Securities
                                                  (Cost--$1,790,992)                            1,790,992      1.6

             Total Investments (Cost--$132,081,046)                                           111,756,555     99.2

             Other Assets Less Liabilities                                                        850,908      0.8
                                                                                            -------------    ------
             Net Assets                                                                     $ 112,607,463    100.0%
                                                                                            =============    ======

*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Non-income producing security.
(a)American Depositary Receipts (ADR).
(b)Global Depositary Receipts (GDR).
(c)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Consolidated Financial Statements.



CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                    As of December 31, 2000
Assets:             Investments, at value (identified cost--$132,081,046)                                 $  111,756,555
                    Cash                                                                                       1,210,612
                    Foreign cash                                                                                 873,519
                    Receivables:
                      Securities sold                                                   $   1,628,160
                      Dividends                                                               262,839
                      Capital shares sold                                                      63,498          1,954,497
                                                                                        -------------
                    Prepaid expenses and other assets                                                            119,274
                                                                                                           -------------
                    Total assets                                                                             115,914,457
                                                                                                           -------------

Liabilities:        Payables:
                      Securities purchased                                                  1,457,306
                      Capital shares redeemed                                                 844,339
                      Investment adviser                                                       89,570
                      Distributor                                                              47,220          2,438,435
                                                                                        -------------
                    Accrued expenses and other liabilities                                                       868,559
                                                                                                           -------------
                    Total liabilities                                                                          3,306,994
                                                                                                           -------------

Net Assets:         Net assets                                                                             $ 112,607,463
                                                                                                           =============

Net Assets          Class A Shares of Common Stock, $.10 par value,
Consist of:         100,000,000 shares authorized                                                          $     448,350
                    Class B Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                                462,677
                    Class C Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                                 93,828
                    Class D Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                                127,245
                    Paid-in capital in excess of par                                                         364,256,533
                    Accumulated investment loss--net                                                         (2,329,633)
                    Accumulated realized capital losses on investments and
                    foreign currency transactions--net                                                     (202,723,378)
                    Accumulated distributions in excess of realized capital gains on
                    investments and foreign currency transactions--net                                      (27,312,230)
                    Unrealized depreciation on investments and foreign
                    currency transactions--net                                                              (20,415,929)
                                                                                                           -------------
                    Net assets                                                                             $ 112,607,463
                                                                                                           =============

Net Asset           Class A--Based on net assets of $45,570,846 and 4,483,502
Value:              shares outstanding                                                                     $       10.16
                                                                                                           =============
                    Class B--Based on net assets of $45,109,729 and
                    4,626,775 shares outstanding                                                           $        9.75
                                                                                                           =============
                    Class C--Based on net assets of $9,112,387 and 938,275
                    shares outstanding                                                                     $        9.71
                                                                                                           =============
                    Class D--Based on net assets of $12,814,501 and
                    1,272,449 shares outstanding                                                           $       10.07
                                                                                                           =============

                    See Notes to Consolidated Financial Statements.




Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000

CONSOLIDATED STATEMENT OF OPERATIONS
                    For the Six Months Ended December 31, 2000
Investment Income:  Dividends (net of $103,312 foreign withholding tax)                                    $     697,580
                    Interest and discount earned                                                                  28,867
                                                                                                           -------------
                    Total income                                                                                 726,447
                                                                                                           -------------

Expenses:           Investment advisory fees                                            $     764,300
                    Account maintenance and distribution fees--Class B                        306,861
                    Custodian fees                                                            167,558
                    Transfer agent fees--Class B                                              142,648
                    Transfer agent fees--Class A                                              125,061
                    Accounting services                                                       123,564
                    Professional fees                                                          69,087
                    Account maintenance and distribution fees--Class C                         63,191
                    Printing and shareholder reports                                           47,626
                    Transfer agent fees--Class D                                               36,972
                    Directors' fees and expenses                                               33,264
                    Transfer agent fees--Class C                                               29,940
                    Registration fees                                                          27,569
                    Account maintenance fees--Class D                                          22,469
                    Dividend fees                                                              20,305
                    Pricing fees                                                                1,816
                                                                                        -------------
                    Total expenses                                                                             1,982,231
                                                                                                           -------------
                    Investment loss--net                                                                     (1,255,784)
                                                                                                           -------------

Realized &          Realized loss from:
Unrealized Gain       Investments--net                                                      (117,472)
(Loss) on             Foreign currency transactions--net                                    (450,634)          (568,106)
Investments &                                                                           -------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                   (44,452,172)
                      Foreign currency transactions--net                                      398,989       (44,053,183)
                                                                                        -------------     --------------
                    Net Decrease in Net Assets Resulting from Operations                                 $  (45,877,073)
                                                                                                          ==============

                    See Notes to Consolidated Financial Statements.


CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Six           For the
                                                                                        Months Ended        Year Ended
                                                                                        December 31,         June 30,
                    Increase (Decrease) in Net Assets:                                       2000              2000
Operations:         Investment loss--net                                              $   (1,255,784)    $     (979,418)
                    Realized gain (loss) on investments and foreign
                    currency transactions--net                                              (568,106)         31,186,479
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                   (44,053,183)             97,794
                                                                                       --------------     --------------
                    Net increase (decrease) in net assets resulting
                    from operations                                                      (45,877,073)         30,304,855
                                                                                       --------------     --------------
Capital Share       Net decrease in net assets derived from capital
                    share transactions                                                   (41,865,853)       (42,589,402)
                                                                                       --------------     --------------
Transactions:
Net Assets:         Total decreasein net assets                                          (87,742,926)       (12,284,547)
                    Beginning of period                                                   200,350,389        212,634,936
                                                                                       --------------     --------------
                    End of period                                                      $  112,607,463     $  200,350,389
                                                                                       ==============     ==============

                    See Notes to Consolidated Financial Statements.


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000

CONSOLIDATED FINANCIAL HIGHLIGHTS

                                                                                             Class A++
                                                                    For the Six
The following per share data and ratios have been derived           Months Ended
from information provided in the financial statements.              December 31,     For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                                  2000       2000      1999     1998       1997
Per Share           Net asset value, beginning of period              $  13.78   $  11.88  $  10.44  $  17.23   $  15.05
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.07)        .01       .18       .08        .36
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                   (3.55)       1.89      1.32    (6.18)       2.21
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                    (3.62)       1.90      1.50    (6.10)       2.57
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --        --     (.12)      (.28)
                      In excess of investment income--net                   --         --        --     (.09)         --
                      Realized gain on investments--net                     --         --        --        --      (.11)
                      In excess of realized gain on investments--net        --         --     (.06)     (.48)         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                       --         --     (.06)     (.69)      (.39)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.16   $  13.78  $  11.88  $  10.44   $  17.23
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share             (26.27%)+++     15.99%    14.60%  (36.00%)     17.66%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            2.05%*      1.84%     1.97%     1.63%      1.53%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                     (1.10%)*       .10%     1.94%      .53%      2.32%
                                                                      ========   ========  ========  ========   ========
Supplemental        Net assets, end of period (in thousands)          $ 45,571   $ 76,572  $ 83,115  $219,422   $471,790
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  17.99%     51.68%    84.92%    98.16%     86.68%
                                                                      ========   ========  ========  ========   ========

                                                                                             Class B++
                                                                    For the Six
The following per share data and ratios have been derived           Months Ended
from information provided in the financial statements.              December 31,     For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                                  2000       2000      1999     1998       1997
Per Share           Net asset value, beginning of period              $  13.29   $  11.57  $  10.28  $  17.04   $  14.90
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.13)      (.12)       .08     (.07)        .19
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                   (3.41)       1.84      1.27    (6.08)       2.20
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                    (3.54)       1.72      1.35    (6.15)       2.39
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --        --     (.07)      (.14)
                      In excess of investment income--net                   --         --        --     (.06)         --
                      Realized gain on investments--net                     --         --        --        --      (.11)
                      In excess of realized gain on investments--net        --         --     (.06)     (.48)         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                       --         --     (.06)     (.61)      (.25)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.75   $  13.29  $  11.57  $  10.28   $  17.04
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share             (26.64%)+++     14.87%    13.37%  (36.68%)     16.39%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            3.11%*      2.88%     3.04%     2.67%      2.57%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                     (2.16%)*     (.97%)      .91%    (.53%)      1.22%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 45,110   $ 79,861  $ 92,104  $164,929   $398,468
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  17.99%     51.68%    84.92%    98.16%     86.68%
                                                                      ========   ========  ========  ========   ========

                                                                                             Class C++
                                                                    For the Six
The following per share data and ratios have been derived           Months Ended
from information provided in the financial statements.              December 31,     For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                                  2000       2000      1999     1998       1997
Per Share           Net asset value, beginning of period              $  13.24   $  11.53  $  10.24  $  16.99   $  14.87
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.13)      (.12)       .08     (.07)        .18
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                   (3.40)       1.83      1.27    (6.08)       2.20
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                    (3.53)       1.71      1.35    (6.15)       2.38
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --        --     (.07)      (.15)
                      In excess of investment income--net                   --         --        --     (.05)         --
                      Realized gain on investments--net                     --         --        --        --      (.11)
                      In excess of realized gain on investments--net        --         --     (.06)     (.48)         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                       --         --     (.06)     (.60)      (.26)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.71   $  13.24  $  11.53  $  10.24   $  16.99
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share             (26.66%)+++     14.83%    13.42%  (36.69%)     16.37%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            3.12%*      2.89%     3.04%     2.68%      2.58%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                     (2.17%)*     (.96%)      .90%    (.51%)      1.19%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  9,112   $ 16,442  $ 17,768  $ 32,339   $ 71,769
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  17.99%     51.68%    84.92%    98.16%     86.68%
                                                                      ========   ========  ========  ========   ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Consolidated Financial Statements.



Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

                                                                                             Class D++
                                                                    For the Six
The following per share data and ratios have been derived           Months Ended
from information provided in the financial statements.              December 31,     For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                                  2000       2000      1999     1998       1997
Per Share           Net asset value, beginning of period              $  13.68   $  11.81  $  10.41  $  17.19   $  15.02
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.08)      (.02)       .16       .04        .32
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                   (3.53)       1.89      1.30    (6.15)       2.20
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                    (3.61)       1.87      1.46    (6.11)       2.52
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                                --         --        --     (.11)      (.24)
                      In excess of investment income--net                   --         --        --     (.08)         --
                      Realized gain on investments--net                     --         --        --        --      (.11)
                      In excess of realized gain on investments--net        --         --     (.06)     (.48)         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                       --         --     (.06)     (.67)      (.35)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.07   $  13.68  $  11.81  $  10.41   $  17.19
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share             (26.39%)+++     15.83%    14.26%  (36.13%)     17.30%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            2.30%*      2.09%     2.20%     1.88%      1.78%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                     (1.35%)*     (.15%)     1.74%      .28%      2.06%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 12,814   $ 27,475  $ 19,648  $ 31,686   $ 73,686
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  17.99%     51.68%    84.92%    98.16%     86.68%
                                                                      ========   ========  ========  ========   ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Consolidated Financial Statements.


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Developing Capital Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to write put and covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)


* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective July 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of June 30, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income and realized capital gains are due primarily to differing tax treatments for foreign currency transactions.

(h) Basis of consolidation--The accompanying consolidated financial statements include the accounts of Inversiones en Marcado Accionario de Valores Chile Limitada., a wholly-owned subsidiary, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.

2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                             Account
                           Maintenance     Distribution
                               Fee            Fee

Class B                       .25%           .75%
Class C                       .25%           .75%
Class D                       .25%            --

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                FAMD      MLPF&S

Class A                         $380      $3,959
Class D                         $229      $3,297

For the six months ended December 31, MLPF&S received contingent deferred sales charges of $42,452 and $1,291 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MPF&S received contingent deferred sales charges of $75,749 relating to transactions subject to front-end sales charge waivers in Class D shares.

In addition, MLPF&S received $17,821 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 were $26,418,236 and $65,120,807, respectively.

Net realized losses for the six months ended December 31, 2000 and net unrealized losses as of December 31, 2000 were as follows:

                                     Realized       Unrealized
                                      Losses          Losses

Long-term investments          $    (117,472)     $(20,324,491)
Foreign currency transactions       (450,634)          (91,438)
                                -------------      ------------
Total                          $    (568,106)     $(20,415,929)
                                =============      ============

As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $20,324,491, of which $14,830,040 related to appreciated securities and $35,154,531 related to depreciated securities. The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $132,081,046.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $41,865,853 and $42,589,402 for the six months ended December
31, 2000 and for the year ended June 30, 2000, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                     Dollar
Ended December 31, 2000               Shares          Amount

Shares sold                           103,504    $    1,230,454
Shares redeemed                   (1,174,900)      (14,022,299)
                                -------------    --------------
Net decrease                      (1,071,396)   $  (12,791,845)
                                =============    ==============

Class A Shares for the Year                           Dollar
Ended June 30, 2000                   Shares          Amount

Shares sold                           631,619    $    8,674,622
Shares issued resulting from
reorganization                         34,779           447,897
                                -------------    --------------
Total issued                          666,398         9,122,519
Shares redeemed                   (2,109,028)      (27,706,605)
                                -------------    --------------
Net decrease                      (1,442,630)   $  (18,584,086)
                                =============    ==============


Class B Shares for the Six Months                     Dollar
Ended December 31, 2000               Shares          Amount

Shares sold                           113,232     $   1,309,247
Automatic conversion of shares       (96,985)       (1,223,675)
Shares redeemed                   (1,397,382)      (16,271,978)
                                -------------    --------------
Net decrease                      (1,381,135)   $  (16,186,406)
                                =============    ==============


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)


Class B Shares for the Year                           Dollar
Ended June 30, 2000                   Shares          Amount

Shares sold                           780,129     $  10,082,221
Shares issued resulting from
reorganization                        135,377         1,683,229
                                -------------    --------------
Total issued                          915,506        11,765,450
Automatic conversion of shares      (226,293)       (2,861,551)
Shares redeemed                   (2,638,734)      (33,736,586)
                                -------------    --------------
Net decrease                      (1,949,521)   $  (24,832,687)
                                =============    ==============


Class C Shares for the Six Months                     Dollar
Ended December 31, 2000               Shares          Amount

Shares sold                            64,221     $     685,798
Shares redeemed                     (367,703)       (4,196,089)
                                -------------    --------------
Net decrease                        (303,482)   $   (3,510,291)
                                =============    ==============


Class C Shares for the Year                           Dollar
Ended June 30, 2000                   Shares          Amount

Shares sold                           170,097    $    2,198,270
Shares issued resulting from
reorganization                         12,021           148,890
                                -------------    --------------
Total issued                          182,118         2,347,160
Shares redeemed                     (481,324)       (6,159,185)
                                -------------    --------------
Net decrease                        (299,206)   $   (3,812,025)
                                =============    ==============


Class D Shares for the Six Months                     Dollar
Ended December 31, 2000               Shares          Amount

Shares sold                            43,174     $     505,637
Automatic conversion of shares         94,162         1,223,675
                                -------------    --------------
Total issued                          137,336         1,729,312
Shares redeemed                     (873,825)      (11,106,623)
                                -------------    --------------
Net decrease                        (736,489)    $  (9,377,311)
                                =============    ==============


Class D Shares for the Year                           Dollar
Ended June 30, 2000                   Shares          Amount

Shares sold                           843,820    $   11,304,507
Automatic conversion of shares        220,665         2,861,551
Shares issued resulting from
reorganization                         22,034           281,628
                                -------------    --------------
Total issued                        1,086,519        14,447,686
Shares redeemed                     (740,603)       (9,808,290)
                                -------------    --------------
Net increase                          345,916    $    4,639,396
                                =============    ==============


5. Short-Term Borrowings:
On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended December 31, 2000.


6. Commitments:
At December 31, 2000, the Fund entered into a foreign exchange contract under which it had agreed to purchase foreign currency with an approximate value of $101,000.


7. Capital Loss Carryforward:
At June 30, 2000, the Fund had a net capital loss carryforward of approximately $225,302,000, of which $154,000 expires in 2003, $594,000 expires in 2005 and $224,554,000 expires in 2007. This amount will be available to offset like amounts of any future taxable gains.


Merrill Lynch Developing Capital Markets Fund, Inc.,
December 31, 2000


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)


PORTFOLIO INFORMATION


Ten Largest Equity Holdings                            Percent of
As of December 31, 2000                                Net Assets

China Mobile (Hong Kong) Limited (ADR)                   3.6%
Hellenic Telecommunications Organization SA
  (OTE)*                                                 3.5
Telefonos de Mexico SA (ADR)                             2.9
Petroleo Brasileiro SA*                                  2.5
Samsung Electronics                                      2.3
Taiwan Semiconductor Manufacturing Company               2.3
Companhia de Bebidas das Americas (Preferred)            2.3
SK Telecom Co. Ltd. (ADR)                                2.1
TV Azteca, SA de CV*                                     2.0
Check Point Software Technologies Ltd.                   1.8

*Includes combined holdings.


Merrill Lynch Developing Capital Markets Fund, Inc.
December 31, 2000


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll Jr., Senior Vice President
  Grace Pineda, Senior Vice President and
Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary


Arthur Zeikel, Director of Merrill Lynch Developing Capital Markets Fund, Inc. has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02119

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863